EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Golar LNG Partners LP Owners	$ 27,966,000		$ 30,209,000		$ 58,282,000		$ 54,485,000
Less: Dropdown Predecessor net income	0		(10,378,000)		0		(15,201,000)
Less: distributions paid	(30,615,000)	[1]	(20,820,000)	[1]	(61,233,000)	[1]	(37,966,000)	[1]
(Over) undistributed earnings	(2,649,000)		(989,000)		(2,951,000)		1,318,000
Net income attributable to [Abstract]
Common unitholders	19,026,000		12,416,000		39,703,000		24,622,000
Subordinated unitholders	7,481,000		7,018,000		15,612,000		13,876,000
General Partner	1,459,000	[2]	397,000	[2]	2,967,000	[2]	786,000	[2]
Weighted average units outstanding (basic and diluted) [Abstract]
Common unitholders (in units)	40,563		23,127		39,728		23,127
Subordinated unitholders (in units)	15,949		15,949		15,949		15,949
General Partner (in units)	1,153		797		1,136		797
Earnings per unit (basic and diluted):
Common unitholders (in dollars per unit)	$ 0.47		$ 0.54		$ 1.00		$ 1.06
Subordinated unitholders (in dollars per unit)	$ 0.47		$ 0.44		$ 0.98		$ 0.87
General Partner (in dollars per unit)	$ 1.26	[2],[3]	$ 0.50	[2],[3]	$ 2.61	[2],[3]	$ 0.99	[2],[3]
Cash distributions declared and paid in the period per unit: (in dollars per unit)	$ 0.52	[4]	$ 0.43	[4]	$ 1.015	[4]	$ 0.86	[4]
Subsequent event: Cash distributions declared and paid per unit relating to the period: (in dollars per unit)	$ 0.52	[5]	$ 0.475	[5]	$ 0.515	[5]	$ 0.475	[5]
Distributions to IDR holders	900,000		0		1,800,000		0
Net income allocated to IDR holders	$ 900,000		$ 0		$ 1,800,000		$ 0
Distribution Made to Member or Limited Partner [Line Items]
Noncontrolling interest percentage in subsidiary (in hundredths)	49.10%				49.10%
First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
First distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4428				$ 0.4428
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	98.00%				98.00%
Second distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4813				$ 0.4813
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	85.00%				85.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	13.00%				13.00%
Third distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.5775				$ 0.5775
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	75.00%				75.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	23.00%				23.00%
Thereafter [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	50.00%				50.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	48.00%				48.00%
Minimum [Member] | First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.3850				$ 0.3850
Minimum per share quarterly on an annualized basis (in dollars per share)	$ 1.54				$ 1.54
Minimum [Member] | Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.3850				$ 0.3850

[1]	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2013 and 2012 of $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.8 million and $nil, respectively.
[2]	This includes the net income attributable to IDR holders. The IDRs generally may not be transferred by the General Partner until March 2016. The net income attributable to IDRs for the three months ended June 30, 2013 and 2012 are $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 are $1.8 million and $nil, respectively.
[3]	This includes net income attributable to Incentive Distribution Rights ("IDRs") holders for the three months ended June 30, 2013 and 2012 of $0.3 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.3 million and $nil, respectively.
[4]	Refers to cash distribution declared and paid during the period.
[5]	Refers to cash distribution declared and paid subsequent to the period end.